Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 1,792,418	$ 2,056,472	$ 1,422,580
Accounts receivable, net	471,127	509,763	128,171
Inventories	7,042,303	6,445,560	4,162,218
Prepaid expenses and vendor deposits	252,331	475,088	174,970
Other current assets	199,426	29,806	56,842
TOTAL CURRENT ASSETS	10,916,856	9,706,957	5,944,781
Property, plant, and equipment, net	1,968,596	1,976,469	2,676,639
Intangible assets, net	5,144,950	5,441,478	4,178,519
Goodwill	2,212,000	2,212,000
Right of use assets	13,314,626	14,232,240	11,412,562
Other assets	528,181	543,373	467,056
TOTAL ASSETS	34,085,209	34,112,517	28,432,560
CURRENT LIABILITIES
Accounts payable and accrued expenses	7,971,627	6,131,534	4,920,411
Contract liabilities	41,576	80,456	207,513
Current portion of loan payable	1,697,545	2,131,336	702,701
Operating lease liability, current	3,641,723	3,596,987	2,748,824
TOTAL CURRENT LIABILITIES	13,352,471	11,940,313	8,579,449
Loan payable, net of current portion	8,945,746	9,207,772	2,403,807
Operating lease liability, net of current	9,661,901	10,584,431	8,461,182
TOTAL LIABILITIES	31,960,118	31,732,516	19,444,438
COMMITMENTS AND CONTINGENCIES (SEE NOTE 15)
STOCKHOLDERS’ EQUITY
Common Stock, value	10,566	9,816
Additional paid-in capital	3,557,842	3,101,092
Net investment by former parent			8,988,122
Accumulated deficit	(1,443,317)	(730,907)
TOTAL STOCKHOLDERS’ EQUITY	2,125,091	2,380,001	8,988,122
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	34,085,209	34,112,517	28,432,560
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred Stock, value
Related Party [Member]
CURRENT ASSETS
Due from related party current	1,159,251	190,268
Due from related party noncurrent			$ 3,753,003